Business Combination - Earnout Shares Reconciliation (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Fair value on Closing Date		$ 230,995
Fair value adjustment		10,026
Taxes paid on net share issuance of stock-based compensation	$ (4,367)	(4,013)	$ 0
Amount reclassified to equity		(237,008)
Ending balance, September 30, 2021	0	0
Earnout Shares
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Fair value on Closing Date		191,095
Fair value adjustment		8,246
Taxes paid on net share issuance of stock-based compensation		(4,013)
Amount reclassified to equity		(195,328)
Ending balance, September 30, 2021	0	0
Sponsor Vesting Shares
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Fair value on Closing Date		39,900
Fair value adjustment		1,780
Taxes paid on net share issuance of stock-based compensation		0
Amount reclassified to equity		(41,680)
Ending balance, September 30, 2021	$ 0	$ 0